Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	May 31, 2014
C000028102
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 24,437	$ 21,364	$ 19,142	$ 19,252	$ 15,563	$ 15,093	$ 13,620	$ 13,152	$ 11,124	$ 10,433	$ 10,624	$ 10,000
C000028099
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 22,882	20,023	17,964	18,105	14,667	14,258	12,895	12,476	10,580	9,945	10,156	9,574
C000028101
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 22,185	19,487	17,613	17,890	14,599	14,300	13,030	12,699	10,852	10,278	10,572	10,000
C000028105
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 24,437	21,364	19,142	19,252	15,563	15,093	13,620	13,152	11,124	10,433	10,624	10,000
C000135457
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 24,689	21,576	19,298	19,390	15,663	15,175	13,684	13,196	11,153	10,446	10,630	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	$ 28,386	$ 24,935	$ 27,464	$ 21,470	$ 18,279	$ 15,743	$ 14,813	$ 12,056	$ 11,157	$ 10,858	$ 10,000